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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|;   Amendment Number: ___
     This Amendment (Check only one.):   |_| is a restatement.
                                         |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    The Vertical Group, L.P.
Address: 25 DeForest Avenue
         Summit, NJ 07901

Form 13F File Number: 28-10845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John E. Runnells
Title: General Partner
Phone: (908) 277-3737

Signature, Place, and Date of Signing:


        /s/ John E. Runnells        Summit, New Jersey   May 11, 2007
     ----------------------------   ------------------   ------------
            [Signature]                [City, State]         [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:     $233,538
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

                                      None

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                          Form 13F INFORMATIONAL TABLE

                                                     COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
        COLUMN 1             COLUMN 2      COLUMN 3    VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
Allos Therapeutics        COM             019777101    3,781     633,400  SH             SOLE        N/A      633,400
Allscripts Health System  COM             01988P108    5,362     200,000  SH             SOLE        N/A      200,000
Am. Med. Systems          COM             02744M108   26,563   1,254,754  SH             SOLE        N/A    1,254,754
Celgene Corporation       COM             151020104   15,476     295,000  SH             SOLE        N/A      295,000
Endocare Inc.             COM             29264P104    1,563     704,164  SH             SOLE        N/A      704,164
EV3 Inc.                  COM             26928A200   68,639   3,484,224  SH             SOLE        N/A    3,484,224
Foxhollow Technologies    COM             35166A103      672      32,158  SH             SOLE        N/A       32,158
Johnson & Johnson         COM             478160104    5,869      97,388  SH             SOLE        N/A       97,388
Kyphon                    COM             510577100    8,615     190,840  SH             SOLE        N/A      190,840
Lifecell                  COM             531927101   26,467   1,059,933  SH             SOLE        N/A    1,059,933
Lifecore Biomedical       COM             532187101   16,696     889,500  SH             SOLE        N/A      889,500
McKesson                  COM             58155Q103    2,018      34,474  SH             SOLE        N/A       34,474
Metabolix, Inc.           COM             591018809   26,503   1,593,677  SH             SOLE        N/A    1,593,677
Nortel Networks           COM             656568102      144       5,999  SH             SOLE        N/A        5,999
Orthologic                COM             68750J107       31      20,000  SH             SOLE        N/A       20,000
Ventana Med.              COM             92276H106   23,930     571,117  SH             SOLE        N/A      571,117
Westell Technologies      CLA             957541105       22      10,000  SH             SOLE        N/A       10,000
Zix Corp.                 COM             98974P100    1,166     644,010  SH             SOLE        N/A      644,010